Item 1.  Schedule of Investments


 T. Rowe Price Small-Cap Value Fund
 Unaudited                                                      March 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          Shares/$Par   Value
 (Cost and value in $ 000s)

 COMMON STOCKS 90.4%
 CONSUMER DISCRETIONARY 14.1%
 Auto Components 0.9%
 IMPCO Technologies *+                                 1,200,000     6,450

 Keystone Automotive *                                 475,000       11,001

 R & B *+                                              900,000       11,934

 Shiloh Industries *                                   225,000       2,939

 Strattec Security *+                                  276,800       14,831

                                                                     47,155

 Distributors 0.5%
 Building Material Holding                             540,000       24,019

                                                                     24,019

 Hotels, Restaurants & Leisure 3.0%
 Applebee's                                            495,000       13,642

 Centerplate, Equity Units +                           1,275,000     16,167

 Champps Entertainment *                               410,000       3,677

 Champps Entertainment, Warrants, 12/15/07 **          93,809        0

 Orient-Express, Class A                               945,300       24,672

 Rare Hospitality International *                      1,489,900     46,008

 Ruby Tuesday                                          975,000       23,683

 Steak 'N Shake *                                      1,075,000     20,801

                                                                    148,650

 Household Durables 2.0%
 Chromcraft Revington *+                               650,000       8,918

 CSS Industries +                                      926,300       33,856

 Dixie Group, Class A *                                100,000       1,582

 Skyline +                                             501,600       19,307

 Stanley Furniture +                                   380,000       17,966

 WCI Communities *                                     550,000       16,544

                                                                     98,173

 Leisure Equipment & Products 0.6%
 SCP Pool                                              900,000       28,674

                                                                     28,674

 Media 2.3%
 Courier +                                             630,000       33,037

 Fisher Communications *                               140,000       7,239

 Journal Register *                                    1,760,000     29,392

 Lamar Advertising *                                   40,000        1,612

 Regent Communications *                               1,000,000     5,350

 Saga Communications, Class A *                        1,450,000     23,345

 Spanish Broadcasting, Class A *                       1,250,000     12,825

                                                                     112,800

 Multiline Retail 0.1%
 Fred's, Class A                                       400,000       6,868

                                                                     6,868

 Specialty Retail 4.0%
 Aaron Rents, Class A +                                531,000       9,430

 Aaron Rents, Class B +                                2,207,300     44,146

 Hancock Fabrics +                                     1,550,000     11,532

 Haverty Furniture +                                   1,035,000     15,784

 Hibbett Sporting Goods *                              1,005,750     30,213

 S & K Famous Brands *+                                300,300       4,880

 Stein Mart *                                          1,900,000     42,750

 TBC Corp *+                                           1,500,000     41,790

                                                                     200,525

 Textiles, Apparel, & Luxury Goods 0.7%
 Culp *+                                               720,100       4,249

 Cutter & Buck +                                       1,000,000     14,020

 Madden Steven *+                                      1,000,000     16,690

                                                                     34,959

 Total Consumer Discretionary                                        701,823

 CONSUMER STAPLES 1.7%
 Beverages 0.2%
 Coca-Cola Bottling                                    208,267       10,895

                                                                     10,895

 Food & Staples Retailing 0.7%
 Casey's General Stores                                424,700       7,632

 Nash Finch                                            500,000       18,995

 Wild Oats Markets *                                   825,900       8,779

                                                                     35,406

 Food Products 0.3%
 Boswell                                               23,000        13,340

 Monterey Pasta *+                                     835,000       2,672

                                                                     16,012

 Household Products 0.2%
 Oil-Dri +                                             486,600       9,002

                                                                     9,002

 Tobacco 0.3%
 Standard Commercial +                                 800,000       14,880

                                                                     14,880

 Total Consumer Staples                                              86,195

 ENERGY 7.9%
 Energy Equipment & Services 3.4%
 Atwood Oceanics *                                     310,000       20,627

 Carbo Ceramics                                        200,000       14,030

 Compagnie Generale de Geophysique ADR *+              600,000       10,356

 Hydril *                                              324,000       18,925

 Lone Star Technologies *                              800,000       31,544

 TETRA Technologies *+                                 1,350,000     38,394

 Todco, Class A *                                      1,000,000     25,840

 W-H Energy Services *                                 435,000       10,410

                                                                     170,126

 Oil & Gas 4.5%
 Encore Acquisition *                                  1,150,000     47,495

 Forest Oil *                                          975,000       39,487

 Magnum Hunter Resources *                             620,000       9,988

 Penn Virginia                                         840,000       38,556

 Ultra Petroleum *                                     575,000       29,210

 Whiting Petroleum *                                   1,400,000     57,092

                                                                     221,828

 Total Energy                                                        391,954

 FINANCIALS 19.6%
 Capital Markets 1.2%
 Allied Capital                                        945,000       24,664

 American Capital Strategies                           450,000       14,135

 Capital Southwest                                     99,000        7,831

 Gladstone Capital                                     100,000       2,122

 JMP Holdings, 144A *+++                                233,333       3,500

 LaBranche & Co. *                                     500,000       4,650

 Sanders Morris Harris Group                           177,100       3,202

                                                                     60,104

 Commercial Banks 6.4%
 Boston Private Financial                              400,000       9,500

 CoBiz                                                 611,600       11,853

 East West Bancorp                                     1,800,000     66,456

 First Financial Fund                                  650,000       11,713

 First Republic Bank +                                 1,229,100     39,786

 GB&T Bancshares                                       355,000       7,690

 Glacier Bancorp                                       810,000       24,705

 Sandy Spring Bancorp                                  157,000       5,074

 Silicon Valley Bancshares *                           738,000       32,516

 Southwest Bancorp of Texas                            600,000       11,010

 Texas Regional Bancshares, Class A                    1,500,000     45,165

 UCBH Holdings                                         940,000       37,506

 Wintrust Financial                                    400,000       18,836

                                                                     321,810

 Insurance 4.5%
 Bristol West Holdings                                 526,300       8,158

 Brown & Brown                                         80,000        3,687

 Hub International                                     750,000       14,475

 KMG America *                                         678,200       6,612

 Markel *                                              116,000       40,044

 MaxRe Capital                                         1,150,000     27,059

 Midland                                               880,600       27,748

 Ohio Casualty *                                       500,000       11,490

 ProAssurance *+                                       1,540,000     60,830

 Procentury +                                          975,000       10,228

 Scottish Annuity & Life                               550,000       12,386

 Seabright Insurance *                                 225,000       2,327

                                                                     225,044

 Real Estate 6.9%
 Bedford Property Investors, REIT +                    1,000,000     21,830

 EastGroup Properties, REIT                            350,000       13,195

 First Potomac Realty Trust, REIT                      236,000       5,393

 Gables Residential Trust, REIT                        1,000,000     33,300

 Glenborough Realty Trust, REIT                        775,000       14,818

 Innkeepers USA, REIT +                                2,000,000     25,820

 Kilroy Realty, REIT                                   1,300,000     53,183

 Kite Realty Group Trust, REIT                         940,000       13,536

 LaSalle Hotel Properties, REIT                        925,000       26,871

 National Health Realty, REIT +                        704,600       13,105

 Strategic Hotel Capital, REIT +                       1,510,000     22,197

 Sun Communities, REIT +                               1,025,000     36,695

 Trammell Crow *                                       1,500,000     30,855

 Washington SBI, REIT                                  1,100,000     31,625

                                                                     342,423

 Thrifts & Mortgage Finance 0.6%
 Net Bank                                              1,150,000     9,752

 Triad Guaranty *                                      412,300       21,691

                                                                     31,443

 Total Financials                                                    980,824

 HEALTH CARE 5.1%
 Biotechnology 1.6%
 deCode Genetics *                                     710,000       4,047

 Diversa *                                             1,410,000     7,022

 Exelixis *                                            2,012,500     13,645

 Inhibitex *+                                          1,000,000     6,090

 Inhibitex *+++*                                       704,270       3,860

 Inhibitex, Warrants, 11/10/09 *+++*                   211,281       0

 Lexicon Genetics *                                    650,000       3,321

 Momenta Pharmaceuticals *                             100,000       847

 Myogen *                                              100,000       789

 Myriad Genetics *                                     600,000       11,034

 NPS Pharmaceuticals *                                 800,000       10,096

 Progenics Pharmaceuticals *                           140,000       2,353

 Sequenom *                                            450,000       473

 Strategic Diagnostics *+                              1,000,000     2,990

 Transkaryotic Therapies *                             450,000       11,234

                                                                     77,801

 Health Care Equipment & Supplies 1.8%
 Analogic                                              298,000       12,888

 Arrow International                                   906,600       31,142

 Atrion +                                              168,000       8,170

 Matthews International, Class A                       141,800       4,645

 Quidel *+                                             2,160,000     8,446

 Regeneration Technologies *                           800,000       8,248

 Sonic Innovations *+                                  1,150,000     6,417

 Tripath Imaging *                                     863,800       6,081

 West Pharmaceutical Services                          182,500       4,362

                                                                     90,399

 Health Care Providers & Services 1.3%
 Capital Senior Living *+                              1,561,500     8,760

 National Healthcare                                   150,100       5,135

 Odyssey Healthcare *                                  700,000       8,232

 Owens & Minor                                         1,400,000     38,010

 Radiologix *                                          283,200       1,215

 SRI Surgical Express *+                               415,000       2,013

                                                                     63,365

 Pharmaceuticals 0.4%
 Bone Care International *                             855,000       22,179

                                                                     22,179

 Total Health Care                                                   253,744

 INDUSTRIALS & BUSINESS SERVICES 20.4%
 Aerospace & Defense 0.2%
 EDO                                                   300,000       9,015

 TransTechnology *+                                    500,000       4,000

                                                                     13,015

 Air Freight & Logistics 1.1%
 Hub Group, Class A *                                  350,000       21,934

 UTi Worldwide                                         475,000       32,989

                                                                     54,923

 Airlines 0.3%
 Frontier Airlines *                                   1,475,000     15,458

 Midwest Express Holdings *                            150,000       360

                                                                     15,818

 Building Products 1.2%
 Ameron International +                                503,800       18,137

 ElkCorp                                               705,800       27,145

 Quixote                                               415,232       8,998

 Universal Forest Products                             111,143       4,318

                                                                     58,598

 Commercial Services & Supplies 3.7%
 Casella Waste Systems, Class A *+                     1,750,000     23,152

 Central Parking                                       525,000       9,020

 Electro Rent *+                                       2,000,000     26,840

 FTI Consulting *                                      1,500,000     30,960

 G & K Services, Class A                               635,000       25,584

 Integrated Water Resources *                          200,000       62

 McGrath RentCorp +                                    1,550,000     36,239

 RemedyTemp, Class A *+                                611,500       6,084

 Tetra Tech *                                          1,050,000     13,251

 Waste Connections *                                   450,000       15,638

                                                                     186,830

 Construction & Engineering 0.5%
 Insituform Technologies *+                            1,625,000     23,579

                                                                     23,579

 Electrical Equipment 2.2%
 C&D Technologies +                                    1,600,000     16,080

 Franklin Electric                                     800,000       30,184

 Genlyte Group *                                       301,800       27,153

 LSI Industries                                        500,000       5,615

 Penn Engineering & Manufacturing +                    700,000       12,635

 Penn Engineering & Manufacturing, Class A +           315,000       5,702

 Woodward Governor                                     200,000       14,340

                                                                     111,709

 Industrial Conglomerates 0.9%
 Raven Industries +                                    2,106,500     43,015

                                                                     43,015

 Machinery 4.2%
 3-D Systems *+                                        1,050,000     19,814

 Badger Meter +                                        340,000       9,010

 JLG Industries +                                      2,360,000     50,858

 Joy Global                                            285,000       9,992

 K-Tron *+                                             256,323       7,802

 Lydall *+                                             1,275,000     14,153

 Nordson                                               550,000       20,251

 Oshkosh Truck                                         365,000       29,926

 Repower Systems (EUR) +                               350,000       6,399

 Thomas Industries +                                   1,000,000     39,640

                                                                     207,845

 Marine 1.4%
 International Shipholding *+                          850,062       12,921

 Kirby Corporation *                                   527,800       22,184

 Overseas Shipholding Group                            575,000       36,173

                                                                     71,278

 Road & Rail 3.7%
 Dollar Thrifty Auto Group *                           1,086,400     35,612

 Genesee & Wyoming, Class A *+                         1,360,000     35,238

 Landstar Systems *                                    2,750,000     90,062

 Overnite                                              250,000       7,998

 Transport Corp of America *+                          349,700       3,084

 Vitran, Class A *+                                    800,000       11,880

                                                                     183,874

 Trading Companies & Distributors 0.5%
 Aceto +                                               1,700,000     12,614

 Valley National Gases +                               748,800       12,265

                                                                     24,879

 Transportation Infrastructure 0.5%
 Macquarie Infrastructure Company Trust *              825,000       23,100

                                                                     23,100

 Total Industrials & Business Services                               1,018,463

 INFORMATION TECHNOLOGY 9.6%
 Communications Equipment 1.4%
 Belden CDT                                            1,400,000     31,094

 Comarco *+                                            616,800       5,335

 IXIA *                                                1,180,000     20,992

 Packeteer *                                           850,000       13,082

                                                                     70,503

 Computers & Peripherals 0.5%
 Alphasmart *+                                         400,000       1,464

 SBS Technologies *+                                   925,000       10,314

 Synaptics *                                           613,200       14,226

                                                                     26,004

 Electronic Equipment & Instruments 2.5%
 Applied Films *                                       302,900       7,003

 Cyberoptics *+                                        480,000       5,990

 FLIR Systems *                                        900,000       27,270

 GTSI *+                                               800,000       7,760

 Landauer +                                            550,000       26,147

 Littelfuse *                                          620,000       17,763

 Merix *                                               800,000       8,968

 Methode Electronics                                   662,000       8,017

 Planar Systems *                                      650,000       5,863

 Richardson Electronics +                              725,000       7,446

                                                                     122,227

 Internet Software & Services 0.7%
 Chordiant Software *                                  500,000       835

 Clarus *                                              67,900        540

 MatrixOne *                                           1,575,000     7,513

 Websense *                                            500,000       26,900

                                                                     35,788

 IT Services 1.0%
 Keane *                                               1,125,000     14,659

 MPS Group *                                           1,950,000     20,494

 Startek +                                             875,000       14,700

                                                                     49,853

 Semiconductor & Semiconductor Equipment 2.1%
 Advanced Energy Industries *                          450,000       4,352

 Advanced Power Technology *+                          950,000       6,745

 ATMI *                                                450,000       11,268

 Brooks-Pri Automation *                               700,000       10,626

 California Micro Devices *+                           1,440,000     7,272

 California Micro Devices, Warrants, 11/22/05 *+++*    37,500        26

 Entegris *                                            750,000       7,417

 Exar *                                                650,000       8,710

 Helix Technology +                                    1,350,000     20,884

 Intevac *                                             650,000       6,130

 Lattice Semiconductor *                               500,000       2,685

 Mykrolis *                                            1,400,000     20,020

                                                                     106,135

 Software 1.4%
 Agile Software *                                      1,150,000     8,372

 Callidus Software *                                   170,000       687

 Catapult Communications *                             540,000       11,529

 Magma Design Automation *                             325,000       3,858

 Moldflow *+                                           555,300       8,879

 NetIQ *                                               400,000       4,572

 Progress Software *                                   800,000       20,976

 ScanSoft *                                            341,526       1,270

 SPSS *                                                580,000       10,086

                                                                     70,229

 Total Information Technology                                        480,739

 MATERIALS 8.1%
 Chemicals 2.2%
 Airgas                                                310,000       7,406

 American Vanguard +                                   642,000       28,807

 Arch Chemicals                                        450,000       12,811

 Hawkins Chemical                                      360,773       4,322

 Lesco *+                                              484,100       7,019

 MacDermid                                             450,000       14,625

 Material Sciences *                                   610,000       8,204

 Minerals Technologies                                 20,000        1,316

 Penford +                                             830,200       13,491

 Symyx Technologies *                                  481,000       10,606

                                                                     108,607

 Construction Materials 0.7%
 Florida Rock Industries                               640,000       37,645

                                                                     37,645

 Containers & Packaging 0.6%
 Chesapeake Corp.                                      555,000       11,666

 Constar International *                               450,000       2,547

 Myers Industries                                      730,000       10,301

 Peak International *+                                 1,200,000     4,560

                                                                     29,074

 Metals & Mining 3.0%
 Carpenter Technology                                  925,000       54,954

 Centerra Gold, 144A (CAD) *+*                         1,100,000     17,505

 Cleveland-Cliffs                                      280,000       20,404

 Gibraltar Industries                                  1,341,900     29,441

 Meridian Gold *                                       640,000       10,778

 Norddeutsche Affinerie (EUR) *                        500,000       10,957

 Stillwater Mining *                                   200,000       1,970

 Synalloy *+                                           293,900       2,998

                                                                     149,007

 Paper & Forest Products 1.6%
 Buckeye Technologies *                                850,000       9,180

 Deltic Timber +                                       675,000       26,392

 Potlatch                                              660,000       31,066

 Wausau-Mosinee Paper                                  875,000       12,373

                                                                     79,011

 Total Materials                                                     403,344

 TELECOMMUNICATION SERVICES 0.3%
 Diversified Telecommunication Services 0.2%
 Hickory Technology                                    455,000       4,623

 Premiere Global Services *                            453,000       5,128

                                                                     9,751

 Wireless Telecommunication Services 0.1%
 Wireless Facilities *                                 1,100,000     6,875

                                                                     6,875

 Total Telecommunication Services                                    16,626

 TRUSTS & MUTUAL FUNDS 1.0%
 Trusts & Mutual Funds 1.0%
 Central Fund Canada, Class A                          1,995,000     10,713

 iShares Russell 2000 Value                            210,000       38,693

 Total Trusts & Mutual Funds                                         49,406

 UTILITIES 2.6%
 Electric Utilities 2.1%
 Black Hills                                           1,100,000     36,377

 Cleco                                                 1,000,000     21,300

 El Paso Electric *                                    1,000,000     19,000

 Green Mountain Power                                  50,200        1,471

 Otter Tail                                            570,000       14,273

 Unisource Energy                                      375,000       11,613

                                                                     104,034

 Multi-Utilities & Unregulated Power 0.3%
 Vectren                                               500,000       13,320

                                                                     13,320

 Water Utilities 0.2%
 Southwest Water +                                     1,224,998     12,777

 Western Water *+                                      664,500       18

                                                                     12,795

 Total Utilities                                                     130,149

 Total Common Stocks (Cost $2,694,586)                               4,513,267

 PREFERRED STOCKS 0.1%
 Spanish Broadcasting                                  2,332         2,542

 Total Preferred Stocks (Cost $2,274)                                2,542

 CONVERTIBLE PREFERRED STOCKS 0.1%
 3-D Systems *+++*                                     263,482       4,922

 International Shipholding +                           25,000        1,256

 Western Water *+*                                     2,259         4

 Total Convertible Preferred Stocks (Cost $4,831)                    6,182

 CONVERTIBLE BONDS 0.9%
 3-D Systems, 6.00%, 11/30/13 +++*                     4,600,000     8,134

 Champps Entertainment, 5.50%, 12/1/07                 4,000,000     4,218

 deCode Genetics, 3.50%, 4/15/11                       5,000,000     4,020

 EDO, 5.25%, 4/15/07                                   4,000,000     4,100

 NPS Pharmaceuticals, 3.00%, 6/15/08                   5,000,000     4,275

 Richardson Electronics, 144A, 7.75%, 12/15/11 +       8,101,000     8,121

 Unisource Energy, 144A, 4.50%, 3/1/35 (Tender 3/1/15) 10,000,000    10,426
++
 Total Convertible Bonds (Cost $38,830)                              43,294

 CORPORATE BONDS 0.2%
 Black Hills, 6.50%, 5/15/13                           7,000,000     7,241

 Unifi, 6.50%, 2/1/08                                  4,000,000     3,360

 Total Corporate Bonds (Cost $10,483)                                10,601

 SHORT-TERM INVESTMENTS 9.0%
 Money Market Fund 8.9%
 T. Rowe Price Reserve Investment Fund, 2.67% #+       444,918,529   444,919

 Promissory Note 0.0%
 Western Water, 2.00%, 10/1 - 10/2/05 +*               331,866       0

 U.S. Treasury Obligations 0.1%
 U.S. Treasury Bills, 2.66%, 4/21/05 ++                5,000,000     4,993

 Total Short-Term Investments (Cost $449,912)                        449,912

 FUTURES CONTRACTS 0.0%
 Variation margin receivable (payable) on open futures
 contracts (2)                                                       232

 Total Futures Contracts                                             232

 Total Investments in Securities
 100.7% of Net Assets (Cost $3,200,916)                           $  5,026,030


 (1)  Denominated in U.S. dollars unless otherwise noted
  #   Seven-day yield
  *   Non-income producing
  ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at March 31, 2005.
 * Valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors
144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $39,552 and represents 0.8% of net assets
 ADR  American Depository Receipts
 CAD  Canadian dollar
 EUR  Euro
 REIT Real Estate Investment Trust


 (2) Open Futures Contracts at March 31, 2005 were as follows: ($ 000s)

                                                    Contract      Unrealized
                                     Expiration     Value         Gain (Loss)

 Long, 300 Russell 2000 contracts,
 $4,750 par of 2.66% U.S. Treasury
 Bills pledged as initial margin       6/05        $ 92,670        $ (2,979)

 Net payments (receipts) of variation
 margin to date                                                       3,211

 Variation margin receivable
(payable)on open futures contracts                                 $  232


 +Affiliated Companies
 ($ 000s)

 The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

                    Purchase    Sales   Investment            Value
 Affiliate          Cost        Cost    Income         12/31/04     3/31/05

 3-D Systems #    $   -         $ -     $  -         $ 19,814     $  21,052
 3-D Systems
 Cv. Bond             -           -        69          8,134         8,643
 3-D Systems
 6.00%, 11/30/13      -           -        -           4,922         5,230
 Aaron Rents
 Class A              185         -        7           9,430         11,810
 Aaron Rents
 Class B              -           14       29          44,146        55,208
 Aceto                2,056       -        36          12,614        18,564
 Advanced Power
 Technology           481         -        -           6,745         6,850
 Alphasmart           -           3,608    -           1,464         2,949
 Vanguard             407         -        71          28,807        23,171
 Ameron
 International        -           -        101         18,137        19,094
 Atrion               -           -        23          8,170         7,601
 Badger Meter         485         -        45          9,010         **
 Bedford Property
 Investors            -           -        510         21,830        28,410
 Belden CDT           -           -        -           *             32,480
 Bone Care
 International        -           -        -           *             23,812
 Building Material
 Holding              -           -        -           *             21,059
 C&D Technologies     3,977       -        22          16,080        22,152
 California Micro
 Devices              1,194       -        -           7,272         8,863
 California Micro
 Devices, Warrants
 11/22/05             -           -        -           26            102
 Living               -           -        -           8,760         8,838
 Casella Waste
 Systems              1,360       -        -           23,152        24,156
 Centerplate          323         -        488         16,167        16,537
 Centerra Gold        -           -        -           17,505        20,183
 Champps
 Entertainment        -           -        -           *             3,448
 Champps
 Entertainment
 Cv. Bond             -           -        -           *             4,020
 Champps
 Entertainment
 Warrants, 12/5/07    -           -        -           *             -
 Chromcraft
 Revington            -           -        -           8,918         7,995
 Comarco              -           -        -           5,335         5,304
 Compagnie
 Generale de
 Geophysique          -           -        -           10,356        8,262
 Courier              -           -        63          33,037        32,709
 CSS Industries       -           -        93          33,856        29,420
 Culp                 -           -        -           4,249         4,882
 Cutter & Buck        -           -        70          14,020        14,570
 Cyberoptics          1,955       -        -           5,990         **
 Deltic Timber        -           -        42          26,392        28,654
 Electro Rent         -           -        -           26,840        28,460
 First Republic Bank  -           -        123         39,786        43,428
 Genesee &
 Wyoming              6,660       -        -           35,238        **
 GTSI                 -           -        -           7,760         8,408
 Hancock Fabrics      -           -        93          11,532        16,074
 Haverty Furniture    560         -        64          15,784        18,500
 Helix Technology     2,717       -        107         20,884        **
 IMPCO
 Technologies         3,622       -        -           6,450         **
 Inhibitex,           -           -        -           6,090         8,090
 Restricted           -           -        -           3,860         5,128
 Inhibitex, Warrants
 11/10/09             -           -        -           -             -
 Innkeepers USA       -           -        120         25,820        28,400
 Insituform
 Technologies         345         -        -           23,579        36,272
 International
 Shipholding          -           -        -           12,921        12,666
 International
 Shipholding, Cv.     -           -        18          1,256         1,250
 JLG Industries       596         -        12          50,858        45,640
 JMP Holdings         -           -        -           3,500         3,500
 K-Tron               -           -        -           7,802         6,819
 Landauer             -           -        234         26,147        25,135
 Lesco                386         -        -           7,019         5,873
 Lydall               -           -        -           14,153        15,122
 Madden Steven        -           -        -           16,690        18,860
 McGrath RentCorp     -           -        171         36,239        33,798
 Moldflow             -           -        -           8,879         8,829
 Monterey Pasta       -           -        -           2,672         2,822
 National Health
 Realty               83          -        234         13,105        14,007
 Obie Media           -           50       -           -             2,438
 Oil-Dri              -           -        53          9,002         8,861
 Peak International   -           -        -           4,560         4,913
 Penford              74          -        49          13,491        12,977
 Penn Engineering
 & Manufacturing      1,643       3,707    -           12,635        14,616
 Penn Engineering
 & Manufacturing      -           -        -           5,702         4,725
 ProAssurance         -           -        -           60,830        60,229
 Procentury           -           -        -           10,228        12,090
 Quidel               443         -        -           8,446         10,414
 R & B                -           -        -           11,934        11,245
 Raven Industries     97          -        147         43,015        44,777
 RemedyTemp           -           -         -          6,084         6,268
 Repower Systems      421         -         -          6,399         5,891
 Richardson
 Electronics          -           -         29         7,446         7,692
 Richardson
 Electronics
 7.75%, 12/15/11      4,000       -         115        8,121         3,563
 S & K Famous
 Brands               -           -         -          4,880         4,898
 SBS Technologies     2,978       -         -          10,314        **
 Skyline              -           -         -          19,307        20,465
 Sonic Innovations    180         -         -          6,417         4,608
 Southwest Water      201         -         61         12,777        16,241
 SRI Surgical
 Express              -           -         -          2,013         2,059
 Standard
 Commercial           -           -         70         14,880        15,568
 Stanley Furniture    -           -         46         17,966        17,081
 Startek              698         -        368         14,700        24,182
 Strategic
 Diagnostics          -           -         -          2,990         3,500
 Strategic Hotel
 Capital              876         -         332        22,197        **
 Strattec Security    70          -         -          14,831        17,258
 Sun Communities      -           -         625        36,695        41,256
 Synalloy             -           455       -          2,998         3,203
 TBC Corp             -           -         -          41,790        41,700
 Tetra Tech           -           -         -          *             17,577
 Technologies         -           -         -          38,394        38,205
 Thomas Industries    -           -         95         39,640        39,920
 Transport Corp of
 America              -           997       -          3,084         3,568
 TransTechnology      -           -         -          4,000         3,655
 Valley National
 Gases                -           -         -          12,265        13,478
 Vitran               -           -         -          11,880        13,680
 Western Water        -           -         -          18            33
 Western Water
 Cv. Pfd.             -           -         -          4             7
 Western Water
 Promissory Notes
 2.00%,  10/1 -
 10/2/05              -           -         -          -             -
 Whiting Petroleum    -           -         -          *             42,350
 T. Rowe Price
 Reserve
 Investment
 Fund                 ***         ***       2,737      444,919       416,576
 Totals                                   $ 7,572   $  1,924,876     1,836,054

 # Includes $37,000 of liquidated damages paid to the fund for failure to timely register the company's shares with the SEC.
 *  The issuer was not considered an affiliated company at March 31, 2005.
 ** The issuer was not considered an affiliated company at December 31, 2004. *** Purchase and sale information not shown for cash management funds.


 ++Restricted Securities
 Amounts in (000s)
 The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues) at period-end amounts to $30,868 and represents 0.6% of net assets.

                                         Acquisition       Acquisition
 Description                             Date              Cost

 3-D Systems                             5/8/03        $   1,581
 3-D Systems, 6.00%, 11/30/13            11/25/03          4,600
 California Micro Devices, Warrants      11/22/02          0
 Inhibitex                               11/10/04          5,196
 Inhibitex, Warrants, 11/10/09           11/10/04          0
 JMP Holdings                            8/18/04           3,500
 Unisource Energy, 4.50%, 3/1/35         2/24/05           10,107
 Totals                                                $   24,984

 The fund has registration rights for certain restricted securities held as of March 31, 2005. Any costs related to such registration are borne by the issuer.


 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Small-Cap Value Fund
Unaudited
March 31, 2005
 Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Small-Cap Value, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital growth by investing primarily in small companies whose common stocks are believed to be undervalued.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts
The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.


NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2005, the cost of investments for federal income tax purposes was $3,200,916,000. Net unrealized gain aggregated $1,821,903,000 at period-end, of which $1,938,185,000 related to appreciated investments and $116,282,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. For the period ended March 31, 2005, total realized loss on affiliated companies was $2,016,000.



Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.



                                     SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Small-Cap Value Fund, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     May 18, 2005